Concentration of Risk (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021	Dec. 31, 2021
Concentration of Risk (Details) [Line Items]
Insurance coverage of credit risk (in Yuan Renminbi)	¥ 500,000
Description of credit risk	As of June 30, 2022, cash balance of RMB 193,958,039 (USD 30,421,450) was deposited with financial institutions located in China, of which RMB 180,016,699 (USD 26,822,526) was subject to credit risk. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD 500,000 (approximately USD 64,000) if the bank with which an individual/a company hold its eligible deposit fails. As of June 30, 2022, cash balance of HKD 596,775,470, approximately RMB 510,362,382 (USD 80,048,055) was maintained at financial institutions in Hong Kong, of which HKD 591,684,005 approximately RMB 506,008,161 (USD 75,395,321) was subject to credit risk. The Singapore Deposit Insurance Corporation Limited (SDIC) insures deposits in a Deposit Insurance (DI) Scheme member bank or finance company up to SGD 75,000 (approximately USD 57,000) per account. As of June 30, 2022, cash balance of SGD 178,492 approximately RMB 859,797 (USD 134,855) was maintained at DI Scheme banks in Singapore, of which SGD 32,989 approximately RMB 158,910 (USD 23,678) was subject to credit risk. In the US, the insurance coverage of each bank is USD 250,000. As of June 30, 2022, cash balance of USD 138,377(RMB 882,252) was deposited with a financial institution located in US, none of cash was subject to credit risk. The Company’s short term investments are mainly securities traded in US and Hong Kong markets held in a brokerage account in Hong Kong. The HK securities are protected by Investor Compensation Fund regulated by Securities and Futures Commission for up to HKD 500,000 per account. As of June 30, 2022, a total of RMB 34,765,331 (USD 5,180,041) short term investments deposited with a securities company located in Hong Kong was subject to credit risk.
Concentration risk percentage	23.00%
Number of customers			3
Number of vendor	1
One Customers [Member]
Concentration of Risk (Details) [Line Items]
Number of customers	1
Two Customers [Member]
Concentration of Risk (Details) [Line Items]
Number of customers	2
Customer Concentration Risk [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk percentage	16.20%
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk percentage		10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customers [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk percentage	16.30%		32.40%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk percentage	10.10%		15.10%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk percentage			14.10%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Vendor [Member]
Concentration of Risk (Details) [Line Items]
Number of vendor		1
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Vendor [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk percentage		10.20%
Accounts Payable [Member]
Concentration of Risk (Details) [Line Items]
Number of vendor	3		4
Accounts Payable [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Vendor [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk percentage	22.30%		24.60%
Accounts Payable [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Vendor [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk percentage	19.40%		12.60%
Accounts Payable [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Three Vendor [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk percentage	11.40%		12.20%
Accounts Payable [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Four vendor [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk percentage			10.70%